Financial (Income) Expenses, Net - Schedule of Financial Income Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Interest from deposits	$ 908	$ 335	$ 263
Exchange differences		209	22
Financial income	908	544	285
Bank fees	37	27	12
Exchange differences	122
Financial expenses	159	27	12
TOTAL FINANCIAL (INCOME) EXPENSES, net	$ (749)	$ (517)	$ (273)